Other Income, Net (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
OTHER INCOME, NET [Abstract]
Impairment loss	$ 12,000	$ 283	[1]	$ 11,954	[1]	$ 215	[1]

[1]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.